Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2022
Oher commitments, contingent liabilities and contingent assets [abstract]
Disclosure of commitments [text block]	(in USD million) 2023 2,603 2024 2,103 2025 1,892 2026 1,260 2027 1,309 Thereafter 5,733 Total other long-term commitments 14,900